Average Annual Total Returns - Prospectus #1	Calvert Growth Allocation Fund Russell 3000® Index One Year	Calvert Growth Allocation Fund Russell 3000® Index Five Years	Calvert Growth Allocation Fund Russell 3000® Index Ten Years	Calvert Growth Allocation Fund Growth Allocation Blended Benchmark One Year		Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Five Years		Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Ten Years		Calvert Growth Allocation Fund Class A One Year	Calvert Growth Allocation Fund Class A Five Years	Calvert Growth Allocation Fund Class A Ten Years	Calvert Growth Allocation Fund Class A After Taxes on Distributions One Year	Calvert Growth Allocation Fund Class A After Taxes on Distributions Five Years	Calvert Growth Allocation Fund Class A After Taxes on Distributions Ten Years	Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales One Year	Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert Growth Allocation Fund Class C One Year	Calvert Growth Allocation Fund Class C Five Years	Calvert Growth Allocation Fund Class C Ten Years	Calvert Growth Allocation Fund Class I One Year	Calvert Growth Allocation Fund Class I Five Years	Calvert Growth Allocation Fund Class I Ten Years	Calvert Growth Allocation Fund Class I Inception Date	Calvert Growth Allocation Fund Class R6 One Year	Calvert Growth Allocation Fund Class R6 Five Years	Calvert Growth Allocation Fund Class R6 Ten Years	Calvert Growth Allocation Fund Class R6 Inception Date	Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index One Year	Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index Five Years	Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark One Year		Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Five Years		Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Ten Years		Calvert Conservative Allocation Fund Class A One Year	Calvert Conservative Allocation Fund Class A Five Years	Calvert Conservative Allocation Fund Class A Ten Years	Calvert Conservative Allocation Fund Class A After Taxes on Distributions One Year	Calvert Conservative Allocation Fund Class A After Taxes on Distributions Five Years	Calvert Conservative Allocation Fund Class A After Taxes on Distributions Ten Years	Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales One Year	Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert Conservative Allocation Fund Class C One Year	Calvert Conservative Allocation Fund Class C Five Years	Calvert Conservative Allocation Fund Class C Ten Years	Calvert Conservative Allocation Fund Class C Inception Date	Calvert Conservative Allocation Fund Class I One Year	Calvert Conservative Allocation Fund Class I Five Years	Calvert Conservative Allocation Fund Class I Ten Years	Calvert Conservative Allocation Fund Class R6 One Year	Calvert Conservative Allocation Fund Class R6 Five Years	Calvert Conservative Allocation Fund Class R6 Ten Years	Calvert Conservative Allocation Fund Class R6 Inception Date	Calvert Moderate Allocation Fund Russell 3000® Index One Year	Calvert Moderate Allocation Fund Russell 3000® Index Five Years	Calvert Moderate Allocation Fund Russell 3000® Index Ten Years	Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark One Year		Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Five Years		Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Ten Years		Calvert Moderate Allocation Fund Class A One Year	Calvert Moderate Allocation Fund Class A Five Years	Calvert Moderate Allocation Fund Class A Ten Years	Calvert Moderate Allocation Fund Class A After Taxes on Distributions One Year	Calvert Moderate Allocation Fund Class A After Taxes on Distributions Five Years	Calvert Moderate Allocation Fund Class A After Taxes on Distributions Ten Years	Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales One Year	Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert Moderate Allocation Fund Class C One Year	Calvert Moderate Allocation Fund Class C Five Years	Calvert Moderate Allocation Fund Class C Ten Years	Calvert Moderate Allocation Fund Class I One Year	Calvert Moderate Allocation Fund Class I Five Years	Calvert Moderate Allocation Fund Class I Ten Years	Calvert Moderate Allocation Fund Class I Inception Date	Calvert Moderate Allocation Fund Class R6 One Year	Calvert Moderate Allocation Fund Class R6 Five Years	Calvert Moderate Allocation Fund Class R6 Ten Years	Calvert Moderate Allocation Fund Class R6 Inception Date
Total	25.66%	17.96%	16.29%	17.50%	[1]	14.15%	[1]	12.38%	[1]	10.86%	13.17%	11.94%	9.85%	12.04%	10.62%	6.93%	10.60%	9.70%	14.50%	13.43%	11.46%	16.68%	14.61%	12.67%	May 20, 2016	16.68%	14.61%	12.67%	Feb. 01, 2022	(1.54%)	3.57%	2.90%	5.85%	[2]	7.95%	[2]	6.82%	[2]	1.56%	6.97%	6.58%	0.39%	5.67%	5.21%	1.48%	5.18%	4.87%	4.83%	7.22%	6.19%	May 20, 2016	6.86%	8.33%	7.28%	6.86%	8.33%	7.28%	Feb. 01, 2022	25.66%	17.96%	16.29%	12.25%	[3]	11.46%	[3]	9.97%	[3]	6.07%	10.07%	9.31%	4.78%	8.77%	7.93%	4.39%	7.88%	7.33%	9.54%	10.32%	9.03%	11.69%	11.48%	10.04%	May 20, 2016	11.69%	11.48%	10.04%	Feb. 01, 2022

[1]	The Growth Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 3000® Index, 30% MSCI All-Country World Ex US Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[2]	The Conservative Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 25% Russell 3000® Index, 10% MSCI All-Country World Ex US Investable Market Index, and 65% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[3]	The Moderate Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 45% Russell 3000® Index, 20% MSCI All-Country World Ex US Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.